THE KELMOORE STRATEGY(R) FUNDS














                                  ANNUAL REPORT

                            Kelmoore Strategy(R) Fund
                         Kelmoore Strategy(R) Eagle Fund
                        Kelmoore Strategy(R) Liberty Fund

               ------------------------------------------------

                                FEBRUARY 28, 2003

Kelmoore Strategic Trust
February 28, 2003


Dear Shareholders,

As I read through my commentaries for the past year to Kelmoore Strategy(R) Fund shareholders and your financial advisors, the overwhelming trend is that 2002 was a year marked by uncertainty. The world markets were plagued with news of terrorism, accounting and earnings scandals, and reports of volatile investor confidence. Psychology is a great driver of our markets. It seems to be an even greater force as it approaches either the apex or nadir of bull and bear markets respectively. The long-term trend for equities has been positive throughout the history of our major market averages. I believe in a disciplined approach to investing. Properly allocating investments to meet one's individual financial goals and achieving them can be very fulfilling. It may feel as bad at the bottom as it felt great at the top, but a disciplined investor knows his or her goals are longer term than the last three years.

While many individual blue chip equities in the S&P 500 were driven down, it became increasingly difficult to maintain portfolios for the three funds that were as diversified in terms of sectors and equities within sectors, as I would like them to be. For this reason, I made the decision at year-end to sell some larger positions (some at a loss), and re-deploy the assets in a manner that may provide less volatility and greater diversification in 2003. The following are some specific details about each fund.

THE STRATEGY FUND

The Strategy Fund is now 45 months old. At the close of 2002, when I closed some positions to rebalance the Strategy Fund, some positions were sold at a loss. The Fund fared well in the fourth quarter of 2002, and outperformed the S&P 100 in the period since our last report March 1, 2002 - February 28, 2003. The fund may now be more optimally balanced in terms of sectors and equities, as you can see on the portfolio of investment pages, where the fund holdings and call options written are detailed. Thus far in 2003 we have experienced a fairly level market, and the Strategy Fund has outperformed its equity index benchmark the S&P 100.

THE EAGLE FUND

The Eagle Fund is now 32 months old. At the close of 2002, I closed some positions in the Eagle Fund at a loss, and I have slowly been accumulating some new positions in this Fund. The Fund fared well in the fourth quarter of 2002, but slightly under-performed the NASDAQ in the period since our last report March 1, 2002 - February 28, 2003. The Eagle Fund intentionally holds higher-beta equities, and you can see on the portfolio of investment pages, where the fund holdings and call options written are detailed, that the fund holds a fair amount of equities in the technology sector. Within the technology sector, however, I try to further balance the equities among Hardware, Software, Semiconductors, Telecommunications, and other technology.

THE LIBERTY FUND

The Liberty Fund is now 25 months old. At the close of 2002, I closed some positions to rebalance the Liberty Fund. In acquiring new equities for this fund, I sought to hold the top 50 names in the S&P 500 Index, a Capitalization Weighted Index. This means that I aim to hold the largest 50 companies in this Index of equities weighted by market share. The Liberty Fund now holds equities at the top of the

S&P 500, and thus far in 2003, the Liberty Fund has outperformed its equity Index benchmark the S&P 100. The Liberty Fund also performed well in the fourth quarter of 2002, and in the period since our last report March 1, 2002 - February 28, 2003.

Covered option writing in general has received increased attention as the Investment world settles in to what may be an enduring flat market. I want to reiterate to you my belief that a covered options strategy has its place in a well-balanced portfolio. After experiencing an historically significant changeover from bull to bear market together, I look forward to making the Kelmoore Strategy(R) Funds work for you in whatever market we face in the coming years. I thank you for your continued support.

Sincerely,

/s/ Matthew Kelmon

Matthew Kelmon
President and Portfolio Manager
Kelmoore Strategy(R) Funds


------------------

THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE KELMOORE STRATEGY FUNDS. Like any effective investment strategy, there are risks to mutual fund and common stock ownership and covered option writing. Fund shares will fluctuate with market conditions and may be worth more or less than original cost. The Kelmoore Strategy(R) is not suitable for all investors. The strategy sells covered options against stock positions to create cash flow from option premium income received by the portfolio. This will limit upside equity gains above the option contract prices during the option period but may mitigate downside risk to the extent of the premiums received. The underlying stock values are subject to fluctuations and loss if sold below their cost basis. Secured put writing also assumes the risk of stock ownership for the benefit of premium income. Purchasing put options for partial downside protection of a position may increase costs and thereby decrease the net premiums received. PLEASE READ THE OPTION CLEARING CORP. RISK BOOKLET FOR A MORE DETAILED EXPLANATION OF POSSIBLE RISKS AND BENEFITS OF COVERED OPTION WRITING IN PARTICULAR AND A CURRENT PROSPECTUS FOR THE KELMOORE STRATEGY(R) FUND FOR POSSIBLE FUND BENEFITS, RISKS, FEES, AND EXPENSES. Extra copies are available from Kelmoore Investment Company by calling 877-535-6667 or go to www.kelmoore.com.

KELMOORE STRATEGY(R) FUND                                      FEBRUARY 28, 2003

HOW DID THE KELMOORE STRATEGY FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?
For the year ending February 28, 2003, the Kelmoore Strategy(R) Fund returned (22.04)% and (25.68)% for Class C and Class A shares respectively, as compared to the S&P 100 Index return of (23.03)% and the CBOE BuyWrite Index return of (8.05)%.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?
The C-Share of the Fund outperformed its equity Index benchmark the S&P 100 by 0.99%, while the A-Share (assuming the maximum sales load charge of 5.5%) under-performed the S&P 100 Index by (2.65)%. Both share classes of the Fund under-performed the CBOE BuyWrite option-writing Index by (13.99)% [C-share] and (17.63)% [A-Share]. The value of the equities in the portfolio declined for the period, as did most equity indexes for the period. The C-share of the Fund outperformed the equity index in part because of the covered option premium generated from operating the Kelmoore Strategy(R). The Fund under-performed the CBOE BuyWrite Index because our Fund primarily sells out of the money options and aims to participate in a rising market beyond the option premium received. Part of the Strategy can be to retain the equities and sell them or let them be called away only at levels deemed appropriate by the investment committee. This is in sharp contrast with the CBOE BuyWrite Index. The CBOE BuyWrite Index sells near month at the money calls against the index and resets the appropriate strike price exclusively at expiration. Part of the Kelmoore Strategy(R) is to hold blue chip equities that, historically, have increased in value over time. Of course, one cannot actually invest in an index.

                  KELMOORE STRATEGY(R) FUND PERFORMANCE REPORT
        -------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURN
        FOR PERIOD ENDED FEBRUARY 28, 2003, CLASS A
        One Year Ended 02/28/03*                             (25.68)%
        Inception 10/25/99 through 02/28/03*                 (15.65)%
        -------------------------------------------------------------

              GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION.
    The values and returns for the Kelmoore Strategy(R) Fund Class A include reinvestments and the maximum sales charge of 5.50%
                              placed on purchases.

                               [PLOT POINTS GRAPH]

                                    CLASS A

-----------------------------------------------------------------------------------------------------------------------
                         Inception*   2/29/2000   8/31/2000   2/28/2001   8/31/2001   2/28/2002   8/31/2002   2/28/2003
-----------------------------------------------------------------------------------------------------------------------
Class A                    9,450         9,879      11,044       8,491       7,849       7,191       5,821       5,659
-----------------------------------------------------------------------------------------------------------------------
CSFB High Yield II**      10,000        10,302      10,315      10,352      10,385      10,308      10,156      11,043
-----------------------------------------------------------------------------------------------------------------------
Standard & Poor's 100     10,000        10,339      11,640       9,063       8,216       8,063       6,656       6,208
-----------------------------------------------------------------------------------------------------------------------
CBOE BuyWrite Monthly     10,000        10,219      11,612      10,920      10,352      10,040       8,721       9,232
 -----------------------------------------------------------------------------------------------------------------------

 * Assumes reinvestment of all dividends and distributions.

** The CSFB High Yield Index II (formerly DLJ High Yield Total Return Index) is priced weekly on Thursday, therefore the performance does not represent the exact period of the Fund.

   On August 8, 2002, the Board of Trustees of the Kelmoore Strategic Trust approved a change in the Fund's benchmarks to the Chicago Board Options Exchange BuyWrite Monthly Index ("BXM") and the Standard and Poor's 100 Index ("S&P 100") since the BXM and the S&P 100 are more accurate benchmarks for the Fund's performance.

   The S&P 100 Index, CSFB High Yield Index II and the CBOE BuyWrite Monthly Index are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

KELMOORE STRATEGY(R) FUND                                      FEBRUARY 28, 2003

                  KELMOORE STRATEGY(R) FUND PERFORMANCE REPORT
        -------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURN
        FOR PERIOD ENDED FEBRUARY 28, 2003, CLASS C
        One Year Ended 02/28/03*                             (22.04)%
        Inception 05/03/99 through 02/28/03*                 (12.86)%
        -------------------------------------------------------------

              GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION.

                              [PLOT POINTS GRAPH]

                                    CLASS C

-----------------------------------------------------------------------------------------------------------------------------------
                         Inception*   8/31/1999   2/29/2000   8/31/2000   2/28/2001   8/31/2001   2/28/2002   8/31/2002   2/28/2003
-----------------------------------------------------------------------------------------------------------------------------------
Class C                   10,000        10,300      10,554      11,754       9,012       8,293       7,570       6,093       5,901
-----------------------------------------------------------------------------------------------------------------------------------
CSFB High Yield II**      10,000         9,801       9,944       9,957       9,992      10,024       9,950       9,798      10,685
-----------------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 100     10,000        10,286      11,035      12,424       9,673       8,770       8,606       7,104       6,626
-----------------------------------------------------------------------------------------------------------------------------------
CBOE BuyWrite Monthly     10,000        10,292      10,655      12,107      11,386      10,794      10,469       9,093       9,626
-----------------------------------------------------------------------------------------------------------------------------------

 * Assumes reinvestment of all dividends and distributions.

** The CSFB High Yield Index II (formerly DLJ High Yield Total Return Index) is priced weekly on Thursday, therefore the performance does not represent the exact period of the Fund.

   On August 8, 2002, the Board of Trustees of the Kelmoore Strategic Trust approved a change in the Fund's benchmarks to the Chicago Board Options Exchange BuyWrite Monthly Index ("BXM") and the Standard and Poor's 100 Index ("S&P 100") since the BXM and the S&P 100 are more accurate benchmarks for the Fund's performance.

   The S&P 100 Index, CSFB High Yield Index II and the CBOE BuyWrite Monthly Index are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

KELMOORE STRATEGY(R) EAGLE FUND                                FEBRUARY 28, 2003

HOW DID THE KELMOORE STRATEGY(R) EAGLE FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?
For the year ending February 28, 2003, the Kelmoore Strategy(R) Eagle Fund returned (26.12)% and (30.05)% for Class C and Class A shares, respectively, as compared to the NASDAQ Composite Index return of (22.39)% and the CBOE BuyWrite Index return of (8.05)%.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?
The value of the Fund's equity holdings declined for the period, which negatively affected the returns for the period. The equity index benchmark NASDAQ Composite outperformed the Eagle Fund for this period, in part due to the nature of the equity holdings in this Fund. The Eagle Fund intentionally holds higher beta equities, generally with betas greater than one. These equities are, by definition, more volatile than the general market. The Eagle Fund generally holds equities from the Technology (specifically Semiconductors, Software, Hardware, Bio-Medical), Financial Services and Telecommunications sectors. Each of these sectors experienced a fair amount of decline for the period from March 1, 2002 - February 28, 2003, contributing negatively to the Eagle Fund's performance returns for the period.

               KELMOORE STRATEGY(R) EAGLE FUND PERFORMANCE REPORT
        ----------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURN
        FOR PERIOD ENDED FEBRUARY 28, 2003
                                                  Class A      Class C
                                                  -------      -------
        One Year Ended 02/28/03*                   (30.05)%     (26.12)%
        Inception 06/29/00 through 02/28/03*       (39.95)%     (39.01)%
        ----------------------------------------------------------------

              GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION.
 The values and returns for the Kelmoore Strategy(R) Eagle Fund Class A include reinvestments and the maximum sales charge of 5.50%
                              placed on purchases.

                              [PLOT POINTS GRAPH]

                          STRATEGY EAGLE CLASS A AND C

-----------------------------------------------------------------------------------------------------------
                         Inception*   8/31/2000   2/28/2001   8/31/2001   2/28/2002   8/31/2002   2/28/2003
-----------------------------------------------------------------------------------------------------------
Class A                    9,450        10,259       4,250       3,407       3,464       2,547       2,560
-----------------------------------------------------------------------------------------------------------
NASDAQ Composite          10,000        10,608       5,433       4,566       4,387       3,338       3,405
-----------------------------------------------------------------------------------------------------------
Standard & Poor's 100     10,000        10,490       8,167       7,405       7,267       5,999       5,594
-----------------------------------------------------------------------------------------------------------
CBOE BuyWrite Monthly     10,000        10,544       9,916       9,400       9,117       7,919       8,384
-----------------------------------------------------------------------------------------------------------
Class C                   10,000        10,844       4,474       3,581       3,612       2,656       2,669
-----------------------------------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived and reimbursed. For the year ended 02/28/03, fees and expenses totaling 0.12% were waived. Without such waivers, total return would have been lower.

  On August 8, 2002, the Board of Trustees of the Kelmoore Strategic Trust approved a change in the Fund's benchmarks to the Chicago Board Options Exchange BuyWrite Monthly Index ("BXM") and the NASDAQ Composite Index ("NASDAQ") since the BXM and the NASDAQ are more accurate benchmarks for the Fund's performance.

  The S&P 100 Index, NASDAQ Composite Index and the CBOE BuyWrite Monthly Index are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

KELMOORE STRATEGY(R) LIBERTY FUND                              FEBRUARY 28, 2003

HOW DID THE KELMOORE STRATEGY(R) LIBERTY FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?
For the year ending February 28, 2003, the Kelmoore Strategy(R) Liberty Fund returned (22.11)% and (25.96)% for Class C and Class A shares, respectively, as compared to the S&P 100 Index return of (23.03)% and the CBOE BuyWrite Index return of (8.05)%.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?
The C-Share of the Fund outperformed its equity Index benchmark the S&P 100 by 0.92%, while the A-Share (assuming the maximum sales load charge of 5.5%) under-performed the S&P 100 Index by (2.93)%. Both share classes of the Fund under-performed the CBOE BuyWrite option-writing Index by (14.06)% [C-share] and (17.91)% [A-Share]. The value of the equities in the portfolio decline for the period, as did most equity indexes for the period. The C-Share of the Fund outperformed the equity index in part because of the covered option premium generated from operating the Kelmoore Strategy(R) using those equities. The Fund under-performed the CBOE BuyWrite Index because our Fund primarily sells out of the money options and aims to participate in a rising market beyond the option premium received. Part of the Strategy can be to retain the equities and sell them or let them be called away only at levels deemed appropriate by the investment committee. This is in sharp contrast with the CBOE BuyWrite Index. The CBOE BuyWrite Index sells near month at the money calls against the index and resets the appropriate strike price exclusively at expiration. Part of the Kelmoore Strategy(R) is to hold blue chip equities that, historically, have increased in value over time. Of course, one cannot actually invest in an index.

KELMOORE STRATEGY(R) LIBERTY FUND                              FEBRUARY 28, 2003

              KELMOORE STRATEGY(R) LIBERTY FUND PERFORMANCE REPORT

        ----------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURN
        FOR PERIOD ENDED FEBRUARY 28, 2003
                                                  Class A      Class C
                                                  -------      -------
        One Year Ended 02/28/03*                   (25.96)%     (22.11)%
        Inception 12/26/00 through 02/28/03*       (18.75)%     (17.13)%
        ----------------------------------------------------------------

              GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION.
The values and returns for the Kelmoore Strategy(R) Liberty Fund Class A include reinvestments and the maximum sales charge of 5.50%
                              placed on purchases.

                              [PLOT POINTS GRAPH]

                         STRATEGY LIBERTY CLASS A AND C

-----------------------------------------------------------------------------------------------
                         Inception*   2/28/2001   8/31/2001   2/28/2002   8/31/2002   2/28/2003
-----------------------------------------------------------------------------------------------
Class A                    9,450         8,497       8,163       8,123       6,359       6,364

CSFB High Yield II**      10,000        10,700      10,728      10,648      10,485      11,372

Standard & Poor's 100     10,000         9,352       8,479       8,321       6,869       6,406

CBOE BuyWrite Monthly     10,000         9,766       9,258       8,980       7,800       8,257

Class C                   10,000         8,979       8,605       8,531       6,664       6,645

 * Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived and reimbursed. For the year ended 02/28/03, fees and expenses totaling 0.30% were waived. Without such waivers, total return would have been lower.

** The CSFB High Yield Index II (formerly DLJ High Yield Total Return Index) is priced weekly on Thursday, therefore the performance does not represent the exact period of the Fund.

   On August 8, 2002, the Board of Trustees of the Kelmoore Strategic Trust approved a change in the Fund's benchmarks to the Chicago Board Options Exchange BuyWrite Monthly Index ("BXM") and the Standard and Poor's 100 Index ("S&P 100") since the BXM and the S&P 100 are more accurate benchmarks for the Fund's performance.

   The S&P 100 Index, CSFB High Yield Index II and the CBOE BuyWrite Monthly Index are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

KELMOORE STRATEGY(R) FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 2003

                                                                    Value
    Shares                                                         (Note 1)
--------------                                                   -----------

COMMON STOCKS - 101.4%++

                 CONSUMER GOODS - 25.7%
100,000          Altria Group Inc. ...........................   $ 3,865,000
150,000          Amgen Inc.+ .................................     8,196,000
300,000          AOL Time Warner Inc.+ .......................     3,396,000
200,000          The Home Depot, Inc. ........................     4,690,000
100,000          Johnson & Johnson ...........................     5,245,000
 99,100          Merck & Co., Inc. ...........................     5,227,525
 50,000          The Procter & Gamble Co. ....................     4,093,000
100,000          Wal-Mart Stores, Inc. .......................     4,806,000
                                                                 -----------
                                                                  39,518,525
                                                                 -----------

                 FINANCIAL SERVICES - 24.0%
100,000          American Express Co. ........................     3,358,000
 75,000          American International Group, Inc. ..........     3,696,750
200,000          Citigroup Inc. ..............................     6,668,000
 50,000          Fannie Mae ..................................     3,205,000
100,000          The Goldman Sachs Group, Inc. ...............     6,945,000
100,000          JP Morgan Chase & Co. .......................     2,268,000
150,000          Merrill Lynch & Co., Inc. . .................     5,112,000
150,000          Morgan Stanley ..............................     5,527,500
                                                                 -----------
                                                                  36,780,250
                                                                 -----------

                 MANUFACTURING - 17.1%
100,000          The Boeing Co. ..............................     2,756,000
100,000          Eastman Kodak Co. ...........................     2,960,000
150,000          Genentech, Inc.+ ............................     5,304,000
300,000          General Electric Co. ........................     7,215,000
150,000          General Motors Corp. ........................     5,065,500
200,000          Tyco International Ltd. .....................     2,960,000
                                                                 -----------
                                                                  26,260,500
                                                                 -----------

                 RESOURCES - 13.5%
100,000          ChevronTexaco Corp. .........................     6,417,000
100,000          ConocoPhillips ..............................     5,070,000
150,000          Exxon Mobil Corp. ...........................     5,103,000
200,000          Halliburton Co. .............................     4,052,000
                                                                 -----------
                                                                  20,642,000
                                                                 -----------

                                                                    Value
    Shares                                                         (Note 1)
--------------                                                   -----------

                 TECHNOLOGY - 21.1%
100,000          Analog Devices, Inc.+ .......................   $ 2,916,000
600,000          Cisco Systems, Inc.+ ........................     8,388,000
100,000          Dell Computer Corp.+ ........................     2,696,000
100,000          Hewlett-Packard Co.+ ........................     1,585,000
150,000          Intel Corp. .................................     2,587,500
400,000          Microsoft Corp. .............................     9,480,000
400,000          Oracle Corp.+ . .............................     4,784,000
                                                                 -----------
                                                                  32,436,500
                                                                 -----------

                 TOTAL COMMON STOCKS
                 (Cost $162,350,181) .........................   155,637,775
                                                                 -----------

                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 28, 2003

Number of
Contract Shares                        Expiration    Strike         Value
Subject to Call/Put                       Date       Price        (Note 1)
------------------------------------- ------------  -------      -----------

PUT OPTIONS PURCHASED - 0.1%

         RESOURCES - 0.1%
200,000  Halliburton Co. ............  03/22/03     $  20.0      $   135,000
                                                                 -----------
          (Cost $161,260)

         TOTAL INVESTMENTS - 101.5%
          (Cost $162,511,441) .............................      155,772,775
                                                                 -----------

CALL OPTIONS WRITTEN - (4.6)%

         CONSUMER GOODS - (1.0)%
100,000  Altria Group Inc. ..........  03/22/03        37.5         (170,000)
150,000  Amgen Inc. .................  03/22/03        55.0         (210,000)
300,000  AOL Time Warner Inc.          03/22/03        10.0         (420,000)
200,000  The Home Depot, Inc.          03/22/03        22.5         (250,000)
100,000  Johnson & Johnson ..........  04/19/03        55.0         (110,000)
 99,100  Merck & Co., Inc. ..........  04/19/03        55.0         (138,740)
 50,000  The Procter &
         Gamble Co. .................  03/22/03        85.0          (22,500)
100,000  Wal-Mart Stores, Inc. ......  03/22/03        47.5         (155,000)
                                                                 -----------
                                                                  (1,476,240)
                                                                 -----------

         FINANCIAL SERVICES - (0.9)%
100,000  American Express Co.          03/22/03        35.0          (70,000)
 75,000  American International
         Group, Inc. ................  03/22/03        50.0          (93,750)
200,000  Citigroup Inc. .............  03/22/03        32.5         (330,000)
 50,000  Fannie Mae .................  03/22/03        65.0          (72,500)
100,000  The Goldman Sachs
         Group, Inc. ................  03/22/03        70.0         (175,000)
100,000  JP Morgan Chase &
         Co. ........................  03/22/03        22.5         (100,000)
150,000  Merrill Lynch & Co.,
         Inc. . .....................  03/22/03        35.0         (150,000)
150,000  Morgan Stanley .............  03/22/03        35.0         (465,000)
                                                                 -----------
                                                                  (1,456,250)
                                                                 -----------

         MANUFACTURING - (0.6)%
100,000  The Boeing Co. .............  04/19/03        30.0          (65,000)
100,000  Eastman Kodak Co. ..........  03/22/03        30.0          (85,000)
150,000  Genentech, Inc. ............  03/22/03        35.0         (202,500)
300,000  General Electric Co. .......  04/19/03        25.0         (210,000)
150,000  General Motors Corp.          03/22/03        35.0          (97,500)
200,000  Tyco International Ltd.       04/19/03        15.0         (230,000)
                                                                 -----------
                                                                    (890,000)
                                                                 -----------

Number of
Contract Shares                        Expiration    Strike         Value
Subject to Call/Put                       Date       Price        (Note 1)
------------------------------------- ------------ ---------- --------------

         RESOURCES - (0.5)%
100,000  ChevronTexaco Corp.           03/22/03     $  65.0     $   (120,000)
100,000  ConocoPhillips .............  03/22/03        50.0         (190,000)
150,000  Exxon Mobil Corp. ..........  04/19/03        35.0         (150,000)
200,000  Halliburton Co. ............  04/19/03        20.0         (240,000)
                                                                ------------
                                                                    (700,000)
                                                                ------------

         TECHNOLOGY - (1.6)%
100,000  Analog Devices, Inc. .......  03/22/03        25.0         (450,000)
600,000  Cisco Systems, Inc. ........  03/22/03        12.5         (930,000)
100,000  Dell Computer Corp. ........  03/22/03        25.0         (220,000)
100,000  Hewlett-Packard Co. ........  03/22/03        15.0         (120,000)
150,000  Intel Corp. ................  04/19/03        17.5         (165,000)
400,000  Microsoft Corp. ............  04/19/03        25.0         (320,000)
400,000  Oracle Corp. . .............  04/19/03        12.5         (240,000)
                                                                ------------
                                                                  (2,445,000)
                                                                ------------

     TOTAL CALL OPTIONS WRITTEN
          (Premiums received $6,493,748)  ....................    (6,967,490)
                                                                ------------

PUT OPTIONS WRITTEN - (0.2)%

         MANUFACTURING - (0.2)%
100,000  The Boeing Co. .............  04/19/03        30.0         (297,500)
                                                                ------------
          (Premiums received $289,361)

     TOTAL OPTIONS WRITTEN
          (Premiums received $6,783,109)  ...................     (7,264,990)
                                                                ------------

CASH AND OTHER ASSETS,
LESS LIABILITIES - 3.3% .....................................      4,993,989
                                                                ------------

NET ASSETS - 100.0% .........................................   $153,501,774
                                                                ============

---------------------------------------
+  Non-income producing security.
++ All of the common stocks are pledged as collateral for the written call options.

                       See Notes to Financial Statements.

     KELMOORE STRATEGY(R) EAGLE FUND
     PORTFOLIO OF INVESTMENTS
                                                               FEBRUARY 28, 2003

                                                                    Value
    Shares                                                         (Note 1)
--------------                                                   -----------

COMMON STOCKS - 92.5%++

                 CONSUMER GOODS - 5.4%
250,000          AOL Time Warner Inc.+ ......................     $2,830,000
                                                                  ----------

                 FINANCIAL SERVICES - 23.7%
 50,000          The Goldman Sachs Group, Inc. ..............      3,472,500
 35,000          Lehman Brothers Holdings ...................      1,937,950
100,000          Merrill Lynch & Co., Inc. ..................      3,408,000
100,000          Morgan Stanley .............................      3,685,000
                                                                  ----------
                                                                  12,503,450
                                                                  ----------

                 MANUFACTURING - 4.9%
 80,000          Applied Biosystems Group . .................      1,468,000
 75,000          Tyco International Ltd. ....................      1,110,000
                                                                  ----------
                                                                   2,578,000
                                                                  ----------

                 TECHNOLOGY - 52.5%
 50,000          Altera Corp.+ ..............................        626,500
 60,000          Analog Devices, Inc.+ ......................      1,749,600
 75,000          Applied Materials, Inc.+ ...................        973,500
300,000          Cisco Systems, Inc.+ .......................      4,194,000
 50,000          Dell Computer Corp.+ .......................      1,348,000
125,000          Hewlett-Packard Co. ........................      1,981,250
 75,000          Intel Corp. ................................      1,293,750
 40,000          Linear Technology Corp. ....................      1,226,800
175,000          Microsoft Corp. ............................      4,147,500
 40,000          NVIDIA Corp.+ ..............................        504,800
300,000          Oracle Corp.+ ..............................      3,588,000
 80,000          SanDisk Corp.+ .............................      1,334,400
450,000          Sun Microsystems, Inc.+ ....................      1,548,000
 50,000          Texas Instruments Inc. .....................        837,500
250,000          TIBCO Software Inc.+ .......................      1,182,500
 65,000          VERITAS Software Corp.+ ....................      1,106,950
                                                                  ----------
                                                                  27,643,050
                                                                  ----------

                                                                    Value
    Shares                                                         (Note 1)
--------------                                                   -----------

                 TELECOMMUNICATIONS - 6.0%
 50,000          Broadcom Corp.+ ............................     $  724,000
 70,000          QUALCOMM Inc.+ .............................      2,420,600
                                                                  ----------
                                                                   3,144,600
                                                                  ----------

                 TOTAL COMMON STOCKS
                 (Cost $58,564,483) .........................     48,699,100
                                                                  ----------

                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) EAGLE FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 28, 2003

Number of
Contract Shares                        Expiration    Strike         Value
Subject to Call/Put                       Date       Price        (Note 1)
------------------------------------- ------------ ---------- --------------

CALL OPTIONS WRITTEN - (1.9)%

         FINANCIAL SERVICES - (0.7)%
 50,000  The Goldman Sachs
         Group, Inc. ...............  03/22/03     $  70.0      $    (87,500)
 35,000  Lehman Brothers
         Holdings ..................  03/22/03        55.0           (77,000)
100,000  Merrill Lynch &
         Co., Inc. .................  03/22/03        35.0          (100,000)
100,000  Morgan Stanley ............  04/19/03        40.0          (100,000)
                                                                ------------
                                                                    (364,500)
                                                                ------------

         MANUFACTURING - (0.1)%
 75,000  Tyco International Ltd.      03/22/03        15.0           (48,750)
                                                                ------------

         TECHNOLOGY - (1.0)%
 50,000  Altera Corp. Com ..........  04/19/03        12.5           (55,000)
 60,000  Analog Devices, Inc. ......  03/22/03        30.0           (57,000)
 75,000  Applied Materials, Inc.      03/22/03        12.5           (67,500)
125,000  Hewlett-Packard Co. .......  03/22/03        17.5           (25,000)
 75,000  Intel Corp. ...............  04/19/03        17.5           (82,500)
 40,000  Linear Technology
         Corp. .....................  03/22/03        30.0           (64,000)
 40,000  NVIDIA Corp. ..............  03/22/03        12.5           (30,000)
 50,000  Texas Instruments Inc.       03/22/03        15.0           (95,000)
 65,000  VERITAS Software
         Corp. .....................  03/22/03        17.5           (45,500)
                                                                ------------
                                                                    (521,500)
                                                                ------------

         TELECOMMUNICATIONS - (0.1)%
 50,000  Broadcom Corp. ............  04/19/03        15.0           (67,500)
                                                                ------------

         TOTAL CALL OPTIONS WRITTEN
          (Premiums received $1,206,825)  ................        (1,002,250)
                                                                ------------

PUT OPTIONS WRITTEN - (0.1)%

         TECHNOLOGY - (0.1)%
 50,000  SanDisk Corp. .............  03/22/03        17.5           (70,000)
                                                                ------------
          (Premiums received $93,177)

         TOTAL WRITTEN OPTIONS
          (Premiums received $1 ,300,002)  ...............        (1,072,250)
                                                                ------------

CASH AND OTHER ASSETS,
LESS LIABILITIES - 9.5% ..................................         5,022,004
                                                                ------------

NET ASSETS - 100.0% ......................................      $ 52,648,854
                                                                ============

---------------------------------------
+  Non-income producing security.
++ All of the common stocks are pledged as collateral for the written call options.

                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 2003

                                                                    Value
    Shares                                                         (Note 1)
--------------                                                   -----------

COMMON STOCKS - 98.6% ++

           CONSUMER GOODS - 39.6%
 10,000    Abbott Laboratories ...........................        $  356,200
 20,000    Altria Group Inc. .............................           773,000
 10,000    Amgen Inc.+ ...................................           546,400
 47,500    AOL Time Warner Inc.+ .........................           537,700
 10,000    ChevronTexaco Corp. ...........................           641,700
 10,000    The Coca-Cola Co. .............................           402,200
  5,000    Eli Lilly and Co. .............................           282,800
 20,000    The Home Depot, Inc. ..........................           469,000
 10,000    Johnson & Johnson .............................           524,500
 26,300    Merck & Co., Inc. .............................         1,387,325
 10,000    PepsiCo, Inc. .................................           383,200
 10,000    Pfizer Inc. ...................................           298,200
 10,000    The Procter & Gamble Co. ......................           818,600
 31,000    The Walt Disney Co. ...........................           528,860
 17,000    Walgreen Co. ..................................           478,380
 23,000    Wal-Mart Stores, Inc. .........................         1,105,380
                                                                  ----------
                                                                   9,533,445
                                                                  ----------
           FINANCIAL SERVICES - 21.5%
 10,000    American Express Co. ..........................           335,800
 10,000    American International Group, Inc. ............           492,900
 10,000    Bank One Corp. ................................           360,300
 25,000    Citigroup Inc. ................................           833,500
 10,000    Fannie Mae ....................................           641,000
 21,000    JP Morgan Chase & Co. .........................           476,280
 25,000    Merrill Lynch & Co., Inc. .....................           852,000
 20,000    Morgan Stanley ................................           737,000
  9,600    Wells Fargo & Co. .............................           435,360
                                                                  ----------
                                                                   5,164,140
                                                                  ----------
           MANUFACTURING - 6.9%
 50,000    General Electric Co. ..........................         1,202,500
 13,000    Wyeth .........................................           458,250
                                                                  ----------
                                                                   1,660,750
                                                                  ----------

                                                                    Value
    Shares                                                         (Note 1)
--------------                                                   -----------
           RESOURCES - 9.1%
 10,000    ConocoPhillips ................................       $   507,000
 25,000    Exxon Mobil Corp. .............................           850,500
 20,000    Schlumberger Ltd. .............................           832,200
                                                                 -----------
                                                                   2,189,700
                                                                 -----------
           TECHNOLOGY - 21.5%
 10,000    Dell Computer Corp.+ ..........................           269,600
 72,000    Hewlett-Packard Co. ...........................         1,141,200
 10,000    Intel Corp. ...................................           172,500
  8,000    International Business Machines Corp. .........           623,600
 80,000    Microsoft Corp. ...............................         1,896,000
 40,900    Oracle Corp.+ .................................           489,164
 10,000    SBC Communications Inc. .......................           208,000
  1,100    Texas Instruments Inc. ........................            18,425
 10,000    Verizon Communications Inc. ...................           345,800
                                                                 -----------
                                                                   5,164,289
                                                                 -----------
           TOTAL COMMON STOCKS
           (Cost $26,279,873) ............................        23,712,324
                                                                 -----------

                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 28, 2003

Number of
Contract Shares                        Expiration    Strike         Value
Subject to Call/Put                       Date       Price        (Note 1)
------------------------------------- ------------ ---------- --------------

CALL OPTIONS WRITTEN - (2.4)%

         CONSUMER GOODS - (1.1)%
10,000   Abbott Laboratories ........  03/22/03     $  35.0      $  (15,000)
20,000   Altria Group Inc. ..........  04/19/03        40.0         (14,500)
10,000   Amgen Inc. .................  03/22/03        50.0         (48,000)
10,000   ChevronTexaco Corp.           03/22/03        65.0         (12,000)
10,000   The Coca-Cola Co. ..........  03/22/03        40.0         (10,000)
10,000   Johnson & Johnson ..........  04/19/03        55.0         (11,000)
26,300   Merck & Co., Inc. ..........  04/19/03        55.0         (36,820)
10,000   PepsiCo, Inc. ..............  04/19/03        40.0          (8,250)
10,000   Pfizer Inc. ................  04/19/03        30.0         (11,500)
10,000   The Procter &
         Gamble Co. .................  03/22/03        85.0          (4,500)
31,000   The Walt Disney Co. ........  03/22/03        15.0         (65,875)
23,000   Wal-Mart Stores, Inc. ......  04/19/03        50.0         (26,450)
                                                                 ----------
                                                                   (263,895)
                                                                 ----------

         FINANCIAL SERVICES - (0.5)%
10,000   American Express Co.          04/19/03        35.0         (13,500)
10,000   American International
         Group, Inc. ................  03/22/03        50.0         (12,500)
10,000   Bank One Corp. .............  03/22/03        35.0         (15,750)
25,000   Citigroup Inc. .............  04/19/03        35.0         (26,250)
21,000   JP Morgan Chase & Co.         03/22/03        22.5         (21,000)
20,000   Morgan Stanley .............  04/19/03        40.0         (20,000)
                                                                 ----------
                                                                   (109,000)
                                                                 ----------

         MANUFACTURING - (0.2)%
50,000   General Electric Co. .......  04/19/03        25.0         (35,000)
13,000   Wyeth ......................  03/22/03        35.0         (19,500)
                                                                 ----------
                                                                    (54,500)
                                                                 ----------

         RESOURCES - (0.3)%
10,000   ConocoPhillips .............  03/22/03        50.0         (19,000)
25,000   Exxon Mobil Corp. ..........  04/19/03        35.0         (25,000)
20,000   Schlumberger Ltd. ..........  04/19/03        45.0         (18,000)
                                                                 ----------
                                                                    (62,000)
                                                                 ----------

Number of
Contract Shares                        Expiration    Strike         Value
Subject to Call/Put                       Date       Price        (Note 1)
------------------------------------- ------------ ---------- --------------

        TECHNOLOGY - (0.3)%
10,000  Dell Computer Corp. ......  03/22/03     $  25.0       $   (22,000)
10,000  Intel Corp. ..............  04/19/03        17.5           (11,000)
 8,000  International Business
        Machines Corp. ...........  03/22/03        80.0           (12,800)
40,000  Oracle Corp. .............  04/19/03        12.5           (24,000)
10,000  Verizon
        Communications Inc. ......  03/22/03        35.0           (10,000)
                                                               -----------
                                                                   (79,800)
                                                               -----------

        TOTAL CALL OPTIONS WRITTEN
         (Premiums received $562,992)  .................          (569,195)
                                                               -----------

PUT OPTIONS WRITTEN - (0.5)%

        CONSUMER GOODS - (0.5)%
32,500  AOL Time Warner Inc.        03/22/03        15.0          (120,250)
                                                               -----------
         (Premiums received $58,293)

        TOTAL OPTIONS WRITTEN
         (Premiums received $621,285)  .................          (689,445)
                                                               -----------

CASH AND OTHER ASSETS,
LESS LIABILITIES - 4.3% ................................         1,032,123
                                                               -----------
NET ASSETS - 100.0% ....................................       $24,055,002
                                                               ===========

---------------------------------------
+  Non-income producing security.
++ All of the common stocks are pledged as collateral for the written call options.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENT OF ASSETS AND LIABILITIES                            FEBRUARY 28, 2003

                                                                 Kelmoore        Kelmoore Strategy(R)    Kelmoore Strategy(R)
                                                             Strategy(R) Fund         Eagle Fund             Liberty Fund
                                                             ----------------    --------------------    --------------------
ASSETS:
 Investments at market value (Cost $162,511,441,
  $58,564,483 and $26,279,873 respectively) (Note 1) ........  $ 155,772,775           $  48,699,100         $  23,712,324
 Cash and cash equivalents (Note 1) .........................             --                      --               150,777
 Segregated cash for open put option contracts (Note 1) .....      3,150,000                 918,750               511,875
 Receivables:
   Premiums for options written .............................      2,320,436                 615,363               259,887
   Investment securities sold ...............................             --               7,697,625                    --
   Capital stock sold .......................................        596,372                 292,182               118,691
   Dividends and interest ...................................        347,268                  15,402                49,367
 Prepaid assets .............................................         22,998                  13,628                12,360
                                                               -------------           -------------         -------------
   TOTAL ASSETS .............................................    162,209,849              58,252,050            24,815,281
                                                               -------------           -------------         -------------
LIABILITIES:
 Payables:
   Due to custodian .........................................        572,250                 730,675                    --
   Investment securities purchased. .........................             --               3,298,506                    --
   Written options closed ...................................             --                 215,066                    --
   Capital stock redeemed ...................................        490,751                 187,404                20,662
   Advisory fees ............................................        145,807                  16,293                 2,388
   Distribution fees (Class C) ..............................         64,780                  20,596                 8,714
   Distribution fees (Class A) ..............................         13,006                   4,442                 2,412
   Other accrued expenses ...................................        156,491                  57,964                36,658
 Option contracts written (Proceeds $6,783,109,
  $1,300,002 and $621,285 respectively) (Note 1) ............      7,264,990               1,072,250               689,445
                                                               -------------           -------------         -------------
   TOTAL LIABILITIES ........................................      8,708,075               5,603,196               760,279
                                                               -------------           -------------         -------------
NET ASSETS ..................................................  $ 153,501,774           $  52,648,854         $  24,055,002
                                                               =============           =============         =============
CLASS C SHARES:
 Applicable to 24,823,586, 18,710,124 and
  2,168,665 shares, respectively; unlimited
  number of shares of beneficial interest
  authorized with $0.001 par value ..........................  $  85,165,889           $  28,413,994         $  11,509,491
                                                               =============           =============         =============
 Net asset value, offering and redemption price
  per Class C share .........................................  $        3.43           $        1.52         $        5.31
                                                               =============           =============         =============
CLASS A SHARES:
 Applicable to 19,263,204, 15,603,404 and
  2,326,791 shares, respectively; unlimited
  number of shares of beneficial interest
  authorized with $0.001 par value ..........................  $  68,335,885           $  24,234,860         $  12,545,511
                                                               =============           =============         =============
 Net asset value and redemption price per Class A
   share ....................................................  $        3.55           $        1.55         $        5.39
                                                               =============           =============         =============
 Offering price per Class A share (Net asset
   value - 0.945)* ..........................................  $        3.76           $        1.64         $        5.70
                                                               =============           =============         =============
NET ASSETS CONSIST OF:
 Paid-in capital ............................................  $ 354,318,356           $  95,038,957         $  33,549,425
 Undistributed net investment loss ..........................        (15,750)                    (98)                   --
 Accumulated net realized loss on securities
   and options ..............................................   (193,580,285)            (32,752,374)           (6,858,714)
 Net unrealized depreciation on securities
   and options ..............................................     (7,220,547)             (9,637,631)           (2,635,709)
                                                               -------------           -------------         -------------
   NET ASSETS . .............................................  $ 153,501,774           $  52,648,854         $  24,055,002
                                                               =============           =============         =============

------------------
*  Offering price includes sales charge of 5.50%.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENT OF OPERATIONS                             YEAR ENDED FEBRUARY 28, 2003

                                                                 Kelmoore        Kelmoore Strategy(R)    Kelmoore Strategy(R)
                                                             Strategy(R) Fund         Eagle Fund             Liberty Fund
                                                             ----------------    --------------------    --------------------
INVESTMENT INCOME:
 Dividends ................................................    $   1,858,833           $     177,043          $    293,671
 Interest (Note 1) ........................................           32,822                  17,701                 2,959
                                                               -------------           -------------          ------------
   Total Income ...........................................        1,891,655                 194,744               296,630
                                                               -------------           -------------          ------------
EXPENSES:
 Investment advisory fees (Note 3) ........................        1,887,108                 469,488               253,941
 Distribution fees Class C (Note 3) .......................        1,077,805                 249,276               122,981
 Distribution fees Class A (Note 3) .......................          202,326                  55,053                32,740
 Accounting fees ..........................................           77,018                  54,930                47,011
 Administration fees ......................................          173,384                  68,782                37,448
 Custodian fees ...........................................           55,342                  25,089                21,907
 Insurance fees ...........................................           39,757                   6,590                 3,461
 Printing fees ............................................           81,958                  19,422                10,917
 Professional fees ........................................          186,281                  87,042                79,375
 Registration fees ........................................           38,794                  27,831                24,745
 Transfer agent fees ......................................          701,030                 230,614               101,318
 Trustees' fees ...........................................           35,268                   8,454                 4,565
                                                               -------------           -------------          ------------
   Total Expenses .........................................        4,556,071               1,302,571               740,409
   Fee Waivers and Expense Reimbursements (Note 3) . ......               --                 (59,216)              (76,822)
   Net Expenses ...........................................        4,556,071               1,243,355               663,587
                                                               -------------           -------------          ------------
 Net investment loss ......................................       (2,664,416)             (1,048,611)             (366,957)
                                                               -------------           -------------          ------------
REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS:
  Net realized gain/(loss) from:
   Security transactions ..................................      (84,038,722)            (17,435,593)           (8,544,785)
   Options ................................................        6,015,813               3,693,063             2,029,500
  Net change in unrealized appreciation/(depreciation) on:
   Security transactions ..................................       29,218,549                 437,758              (207,952)
   Options ................................................         (509,481)                376,792                19,869
                                                               -------------           -------------          ------------
    Net realized and unrealized loss on investments .......      (49,313,841)            (12,927,980)           (6,703,368)
                                                               -------------           -------------          ------------
  Net decrease in net assets resulting from operations ....    $ (51,978,257)          $ (13,976,591)         $ (7,070,325)
                                                               =============           =============          ============

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                        Kelmoore
                                                    Strategy(R) Fund
                                             ------------------------------
                                              Year Ended        Year Ended
                                             February 28,      February 28,
                                                 2003              2002
                                             ------------      ------------
OPERATIONS:
 Net investment loss ....................    $   (2,664,416)  $   (3,170,886)
 Net realized gain/(loss) on securities
  and options ...........................       (78,022,909)    (114,588,782)
 Net change in unrealized
  appreciation/(depreciation) on
  securities and options ................        28,709,068       67,343,812
                                             --------------   --------------
 Net decrease in net assets resulting
  from operations .......................       (51,978,257)     (50,415,856)
                                             --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Realized capital gains:
   Class C ..............................          (123,762)      (1,678,443)
   Class A ..............................           (89,838)      (1,050,521)
 Tax return of capital:
   Class C ..............................        (9,349,097)     (14,826,552)
   Class A ..............................        (6,786,498)      (9,279,791)
                                             --------------   --------------
 Total distributions to shareholders ....       (16,349,195)     (26,835,307)
                                             --------------   --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
   Class C ..............................        21,426,129       69,866,105
   Class A ..............................        27,360,356       76,955,169
 Reinvestment of distributions:
   Class C ..............................         6,659,672       12,385,692
   Class A ..............................         4,074,682        6,384,870
 Cost of shares redeemed:
   Class C ..............................       (56,105,445)     (58,808,824)
   Class A ..............................       (45,677,359)     (37,038,646)
                                             --------------   --------------
 Increase/(decrease) in net assets derived
  from capital share transactions (a) ....      (42,261,965)      69,744,366
                                             --------------   --------------
   TOTAL INCREASE/
    (DECREASE) IN NET ASSETS .............     (110,589,417)      (7,506,797)
                                             --------------   --------------
NET ASSETS:
 Beginning of period .....................      264,091,191      271,597,988
                                             --------------   --------------
 End of period ...........................   $  153,501,774   $  264,091,191
                                             ==============   ==============
 (a)Transactions in capital stock were:
   Shares sold:
    Class C ..............................        5,410,098       12,131,317
    Class A ..............................        6,810,600       13,385,855
   Shares issued through reinvestment of
     distributions:
    Class C ..............................        1,770,193        2,225,089
    Class A ..............................        1,060,233        1,130,691
   Shares redeemed:
    Class C ..............................      (14,171,880)     (10,656,276)
    Class A ..............................      (10,958,265)      (6,781,504)
                                             --------------   ---------------
 Increase/(decrease) in shares
  outstanding ............................      (10,079,021)      11,435,172
                                             ==============   ===============


WIDE TABLE CONTINUED FROM ABOVE]

                                                 Kelmoore Strategy(R)               Kelmoore Strategy(R)
                                                      Eagle Fund                        Liberty Fund
                                           --------------------------------    -------------------------------
                                             Year Ended        Year Ended        Year Ended       Year Ended
                                            February 28,      February 28,      February 28,     February 28,
                                                2003              2002              2003             2002
                                           --------------    --------------    --------------    -------------
OPERATIONS:
 Net investment loss ....................    $   (1,048,611)  $     (753,308)  $     (366,957)  $     (148,638)
 Net realized gain/(loss) on securities
  and options ...........................       (13,742,530)     (18,950,845)      (6,515,285)       1,096,234
 Net change in unrealized
  appreciation/(depreciation) on
  securities and options ................           814,550       13,492,084         (188,083)      (2,120,556)
                                             --------------   --------------   --------------   --------------
 Net decrease in net assets resulting
  from operations .......................       (13,976,591)      (6,212,069)      (7,070,325)      (1,172,960)
                                             --------------   --------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Realized capital gains:
   Class C ..............................           (61,753)        (230,837)        (812,871)        (606,854)
   Class A ..............................           (52,454)        (172,490)        (851,707)        (398,784)
 Tax return of capital:
   Class C ..............................        (4,035,666)      (3,023,990)        (341,443)              --
   Class A ..............................        (3,427,954)      (2,259,629)        (357,756)              --
                                             --------------   --------------   --------------   --------------
 Total distributions to shareholders ....        (7,577,827)      (5,686,946)      (2,363,777)      (1,005,638)
                                             --------------   --------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
   Class C ..............................        24,757,480       18,624,766       10,069,349       15,889,302
   Class A ..............................        19,442,480       20,803,536       11,912,640       12,465,679
 Reinvestment of distributions:
   Class C ..............................         3,125,558        2,379,279          773,957          460,709
   Class A ..............................         2,280,817        1,581,885          705,555          252,736
 Cost of shares redeemed:
   Class C ..............................        (8,421,871)      (8,468,660)      (9,401,919)      (2,407,163)
   Class A ..............................       (10,421,740)      (2,876,099)      (7,362,565)        (499,026)
                                             --------------   --------------   --------------   --------------
 Increase/(decrease) in net assets derived
  from capital share transactions (a) ....       30,762,724       32,044,707        6,697,017       26,162,237
                                             --------------   --------------   --------------   --------------
   TOTAL INCREASE/
    (DECREASE) IN NET ASSETS                      9,208,306       20,145,692       (2,737,085)      23,983,639
                                             --------------   --------------   --------------   --------------
NET ASSETS:
 Beginning of period ....................        43,440,548       23,294,856       26,792,087        2,808,448
                                             --------------   --------------   --------------   --------------
 End of period ..........................    $   52,648,854   $   43,440,548   $   24,055,002   $   26,792,087
                                             ==============   ==============   ==============   ==============
 (a)Transactions in capital stock were:
   Shares sold:
    Class C .............................        13,176,743        6,465,287        1,615,930        1,969,558
    Class A .............................        10,435,093        7,419,921        1,884,227        1,540,797
   Shares issued through reinvestment of
     distributions:
    Class C .............................         1,852,484          838,576          132,871           57,548
    Class A .............................         1,321,129          560,911          121,080           31,403
   Shares redeemed:
    Class C .............................        (4,730,481)      (3,056,958)      (1,546,203)        (293,085)
    Class A .............................        (5,463,503)      (1,013,415)      (1,270,103)         (62,997)
                                             --------------   --------------   --------------   --------------
 Increase/(decrease) in shares
  outstanding ...........................        16,591,465       11,214,322          937,802        3,243,224
                                             ==============   ==============   ==============   ==============

                       See Notes to Financial Statements.

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                                       17

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                           FEBRUARY 28, 2003

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                         Kelmoore Strategy(R) Fund
                                             --------------------------------------------------
                                                  Year Ended                    Year Ended
                                               February 28, 2003             February 28, 2002
                                             ----------------------      ----------------------
                                             Class C       Class A       Class C       Class A
                                             --------      --------      --------      --------
Net asset value,
 beginning of period .....................   $   4.83      $   4.94      $   6.33      $   6.41
                                             --------      --------      --------      --------
  Income from investment operations:
  Net investment loss ....................      (0.07)        (0.04)        (0.08)        (0.04)
  Net realized and unrealized
   gain/(loss) on investments ............      (0.98)        (1.00)        (0.88)        (0.89)
                                             --------      --------      --------      --------
    Total from investment operations .....      (1.05)        (1.04)        (0.96)        (0.93)
                                             --------      --------      --------      --------
  Less distributions from:
  Realized capital gains .................      (0.01)        (0.01)        (0.04)        (0.04)
  Tax return of capital ..................      (0.34)        (0.34)        (0.50)        (0.50)
                                             --------      --------      --------      --------
Net asset value, end of period ...........   $   3.43     $    3.55      $   4.83      $   4.94
                                             =========     ========      ========      ========
Total return .............................     (22.04)%      (21.31)%(+)   (16.00)%      (15.31)%(+)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .....   $ 85,166     $  68,336      $153,639      $110,452
 Ratio of expenses to average net assets:
   Before fee waivers and expense
    reimbursements .......................       2.74%         1.99%         2.51%         1.76%
   After fee waivers and expense
    reimbursements .......................       2.74%         1.99%         2.51%         1.76%
 Ratio of net investment loss to average
  net assets:
   Before fee waivers and expense
    reimbursements .......................      (1.74)%       (0.99)%       (1.40)%       (0.65)%
   After fee waivers and expense
    reimbursements .......................      (1.74)%       (0.99)%       (1.40)%       (0.65)%
 Portfolio turnover rate .................     111.73%       111.73%       133.04%       133.04%


[WIDE TABLE CONTINUED FROM ABOVE]

                                                         Kelmoore Strategy(R) Fund
                                             --------------------------------------------------
                                                  Year Ended                  Period Ended
                                               February 28, 2001           February 29, 2000
                                             ----------------------      ----------------------
                                             Class C       Class A       Class C*      Class A*
                                             --------      --------      --------      --------
Net asset value,
 beginning of period .....................   $   8.80      $   8.84      $  10.00      $   9.43
                                             --------      --------      --------      --------
  Income from investment operations:
  Net investment loss ....................      (0.07)        (0.01)        (0.05)(#)        --(#)
  Net realized and unrealized
   gain/(loss) on investments ............      (0.99)        (1.01)         0.59          0.44
                                             --------      --------      --------      --------
    Total from investment operations .....      (1.06)        (1.02)         0.54          0.44
                                             --------      --------      --------      --------
  Less distributions from:
  Realized capital gains .................      (1.41)        (1.41)        (1.74)        (1.03)
  Tax return of capital ..................         --            --            --            --
                                             --------      --------      --------      --------
Net asset value, end of period ...........   $   6.33      $   6.41      $   8.80      $   8.84
                                             ========      ========      ========      ========
Total return .............................     (14.61)%      (14.05)%(+)     5.54%(2)      4.55%(2,+)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .....   $177,870      $ 93,728      $116,051      $ 15,490
 Ratio of expenses to average net assets:
   Before fee waivers and expense
    reimbursements .......................       2.41%         1.66%         3.20%(1)      2.45%(1)
   After fee waivers and expense
    reimbursements .......................       2.41%         1.66%         3.00%(1)      2.25%(1)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers and expense
    reimbursements .......................      (0.89)%       (0.14)%       (1.82)%(1)    (1.07)%(1)
   After fee waivers and expense
    reimbursements .......................      (0.89)%       (0.14)%       (1.62)%(1)    (0.87)%(1)
 Portfolio turnover rate .................     166.43%       166.43%       218.66%(2)    218.66%(2)

------------------
 * Kelmoore Strategy Class C and Class A commenced operations on May 3, 1999 and October 25, 1999, respectively.

(1) Annualized.

(2) Not Annualized.

(#) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(+) Total return calculation does not reflect sales load.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                             FEBRUARY 28, 2003

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                           Kelmoore Strategy(R) Eagle Fund
                                                 --------------------------------------------------
                                                      Year Ended                    Year Ended
                                                   February 28, 2003             February 28, 2002
                                                 ----------------------      ----------------------
                                                 Class C       Class A       Class C       Class A
                                                 --------      --------      --------      --------
Net asset value,
 beginning of period .........................   $   2.43      $   2.47      $   3.57      $   3.59
                                                 --------      --------      --------      --------
  Income from investment operations:
  Net investment loss ........................      (0.05)        (0.03)        (0.08)        (0.04)
  Net realized and unrealized
   (loss) on investments .....................      (0.57)        (0.60)        (0.56)        (0.58)
                                                 --------      --------      --------      --------
    Total from investment operations .........      (0.62)        (0.63)        (0.64)        (0.62)
                                                 --------      --------      --------      --------
  Less distributions from:
  Realized capital gains .....................      (0.01)        (0.01)        (0.02)        (0.02)
  Tax return of capital ......................      (0.28)        (0.28)        (0.48)        (0.48)
                                                 --------      --------      --------      --------
Net asset value, end of period ...............   $   1.52      $   1.55      $   2.43      $   2.47
                                                 =========     ========      ========      ========
Total return .................................     (26.12)%      (26.09)%(+)   (19.25)%      (18.51)%(+)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .........   $ 28,414     $  24,235      $ 20,475      $ 22,965
 Ratio of expenses to average net assets:
   Before fee waivers and expense
    reimbursements ...........................       3.12%         2.37%         2.99%         2.24%
   After fee waivers and expense
    reimbursements ...........................       3.00%         2.25%         2.99%         2.24%
 Ratio of net investment loss to average
  net assets:
   Before fee waivers and expense
    reimbursements ...........................      (2.71)%       (1.96)%       (2.68)%       (1.93)%
   After fee waivers and expense
    reimbursements ...........................      (2.58)%       (1.83)%       (2.68)%       (1.93)%
 Portfolio turnover rate .....................      87.97%        87.97%       119.01%       119.01%


[WIDE TABLE CONTINUED FROM ABOVE]

                                             Kelmoore Strategy(R) Eagle Fund
                                                 -----------------------
                                                      Period Ended
                                                    February 28, 2001
                                                 ----------------------
                                                 Class C**     Class A**
                                                 --------      --------
Net asset value,
 beginning of period .........................   $  10.00      $  10.00
                                                 --------      --------
  Income from investment operations:
  Net investment loss ........................      (0.10)(#)     (0.07)(#)
  Net realized and unrealized
   (loss) on investments .....................      (4.62)        (4.63)
                                                 --------      --------
    Total from investment operations .........      (4.72)        (4.70)
                                                 --------      --------
  Less distributions from:
  Realized capital gains .....................      (1.71)        (1.71)
  Tax return of capital ......................         --            --
                                                 --------      --------
Net asset value, end of period ...............   $   3.57      $   3.59
                                                 ========      ========
Total return .................................     (55.26)%(2)   (55.04)%(2,+)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .........   $ 14,884      $  8,411
 Ratio of expenses to average net assets:
   Before fee waivers and expense
    reimbursements ...........................       4.13%(1)      3.38%(1)
   After fee waivers and expense
    reimbursements ...........................       2.99%(1)      2.24%(1)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers and expense
    reimbursements ...........................      (3.62)%(1)    (2.87)%(1)
   After fee waivers and expense
    reimbursements ...........................      (2.47)%(1)    (1.72)%(1)
 Portfolio turnover rate .....................      83.44%(2)     83.44%(2)

------------------
 ** Kelmoore Strategy Eagle Class C and Class A commenced operations on June 29,
    2000.

(1) Annualized.

(2) Not Annualized.

(#) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(+) Total return calculation does not reflect sales load.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONCLUDED)                             FEBRUARY 28, 2003


The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                          Kelmoore Strategy(R) Liberty Fund
                                                 --------------------------------------------------
                                                      Year Ended                   Year Ended
                                                   February 28, 2003            February 28, 2002
                                                 ----------------------      ----------------------
                                                 Class C       Class A       Class C       Class A
                                                 --------      --------      --------      --------
Net asset value,
 beginning of period .........................   $   7.50      $   7.56      $   8.93      $   8.94
                                                 --------      --------      --------      --------
  Income from investment operations:
  Net investment loss ........................      (0.11)        (0.06)        (0.10)        (0.05)
  Net realized and unrealized
   (loss) on investments .....................      (1.52)        (1.55)        (0.31)        (0.31)
                                                 --------      --------      --------      --------
    Total from investment operations .........      (1.63)        (1.61)        (0.41)        (0.36)
                                                 --------      --------      --------      --------
  Less distributions from:
  Realized capital gains .....................      (0.39)        (0.39)        (1.02)        (1.02)
  Tax return of capital ......................      (0.17)        (0.17)           --            --
                                                 --------      --------      --------      --------
Net asset value, end of period ...............   $   5.31     $    5.39      $   7.50      $   7.56
                                                 =========     ==========    ========      ========
Total return .................................     (22.11)%      (21.65)%(+)    (5.00)%       (4.39)%(+)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .........   $ 11,509     $  12,546      $ 14,753      $ 12,039
 Ratio of expenses to average net assets:
   Before fee waivers and expense
    reimbursements ...........................       3.30%         2.55%         4.53%         3.78%
   After fee waivers and expense
    reimbursements ...........................       3.00%         2.25%         3.00%         2.25%
 Ratio of net investment loss to average
  net assets:
   Before fee waivers and expense
    reimbursements ...........................      (2.13)%       (1.38)%       (3.57)%       (2.82)%
   After fee waivers and expense
    reimbursements ...........................      (1.83)%       (1.08)%       (2.04)%       (1.29)%
 Portfolio turnover rate .....................     111.37%       111.37%       131.62%       131.62%


[WIDE TABLE CONTINUED FROM ABOVE]

                                           Kelmoore Strategy(R) Liberty Fund
                                                ----------------------
                                                      Period Ended
                                                   February 28, 2001
                                                ----------------------
                                                Class C***    Class A***
                                                --------      --------
Net asset value,
 beginning of period .........................  $  10.00      $  10.00
                                                --------      --------
  Income from investment operations:
  Net investment loss ........................     (0.02)(#)     (0.01)(#)
  Net realized and unrealized
   (loss) on investments .....................     (1.00)        (1.00)
                                                --------      --------
    Total from investment operations .........     (1.02)        (1.01)
                                                --------      --------
  Less distributions from:
  Realized capital gains .....................     (0.05)        (0.05)
  Tax return of capital ......................        --            --
                                                --------      --------
Net asset value, end of period ...............  $   8.93      $   8.94
                                                ========      ========
Total return .................................    (10.21)%(2)   (10.11)%(2,+)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .........  $  2,072      $    736
 Ratio of expenses to average net assets:
   Before fee waivers and expense
    reimbursements ...........................     19.58%(1)     18.83%(1)
   After fee waivers and expense
    reimbursements ...........................      3.00%(1)      2.25%(1)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers and expense
    reimbursements ...........................    (17.88)%(1)   (17.13)%(1)
   After fee waivers and expense
    reimbursements ...........................     (1.30)%(1)    (0.55)%(1)
 Portfolio turnover rate .....................     50.94%(2)     50.94%(2)

------------------
*** Kelmoore Strategy Liberty Class C and Class A commenced operations on December 26, 2000.

(1) Annualized.

(2) Not Annualized.

(#) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(+) Total return calculation does not reflect sales load.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS                                  FEBRUARY 28, 2003


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategic Trust (the "Trust"), an open-end management investment company, was organized as a Delaware statutory trust on November 30, 1998. The Trust operates as a series company and, at February 28, 2003, consisted of three non-diversified investment portfolios, (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) Fund ("Strategy"), Kelmoore Strategy(R) Eagle Fund ("Eagle") and Kelmoore Strategy(R) Liberty Fund ("Liberty"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Strategy Fund's main strategy is to purchase the common stocks of a limited number of large cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid and large cap companies with market capitalization in excess of $1 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Liberty Fund's main strategy is to purchase the common stocks of a limited number of large cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. As a secondary strategy, each Fund may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ"), are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities that are traded in the over-the-counter market only, but which are not included in the NASDAQ, are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2003


whose underlying security is trading above the exercise price of the option is long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or U.S. Government securities into a segregated account equal to the put option's exercise value (# of shares x strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds distribute substantially all of their net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. FEDERAL INCOME TAXES. It is the Funds' policy to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no federal income tax provisions are required.

F. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at the Bank of New York. The interest is paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2003


H. NET ASSET VALUE AND CALCULATION OF EXPENSES. The net asset value per share of each class is calculated daily by allocating investment income, realized and unrealized gains and losses and expenses (other than class specific expenses) to each class of shares based upon the value of shares outstanding attributed to each class at the beginning of each day. Any class specific expenses, such as distribution expenses, are solely borne by and charged to the respective class of shares.

I. PRINCIPAL SHAREHOLDERS. Fund shareholders who each held in excess of 5% of the relevant Fund's shares outstanding at February 28, 2003, held the aggregate percentages of the respective Fund's shares:

                                Class of Shares         Percentage
                                ---------------         ----------
Liberty Fund .........             Class A                 9.75%

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, during the year ended February 28, 2003 were as follows:

                                   Purchases               Sales
                                 ------------          ------------
Strategy Fund .........          $203,570,568          $230,213,011
Eagle Fund ............            66,563,030            39,340,132
Liberty Fund ..........            34,096,006            26,912,291

Transactions in option contracts written for the year ended February 28, 2003 were as follows:

                                                 Strategy Fund                    Eagle Fund
                                         ----------------------------    ----------------------------
                                          Contracts        Premium        Contracts        Premium
                                         -----------    -------------    -----------    -------------
Outstanding at February 28, 2002 .....     5,088,700    $   6,806,210        682,500    $     901,310
Options written during period ........    65,125,000       95,927,380     15,000,000       19,842,990
Options exercised during period ......    (3,473,600)      (5,702,608)      (898,900)      (1,424,191)
Options expired during period ........    (4,307,700)      (5,898,764)    (1,306,900)      (1,386,943)
Options closed during period .........   (56,908,300)     (84,349,109)   (12,436,700)     (16,633,164)
                                         -----------    -------------    -----------    -------------
Outstanding at February 28, 2003 .....     5,524,100    $   6,783,109      1,040,000    $   1,300,002
                                         ===========    =============    ===========    =============


                                                        Liberty Fund
                                               -----------------------------
                                                Contracts          Premium
                                               -----------      ------------
Outstanding at February 28, 2002 .........         495,800      $    680,171
Options written during period ............       5,105,400         5,897,337
Options exercised during period ..........        (788,600)       (1,018,045)
Options expired during period ............      (1,244,600)       (1,487,134)
Options closed during period .............      (3,063,200)       (3,451,044)
                                                ----------      ------------
Outstanding at February 28, 2003 .........         504,800      $    621,285
                                                ==========      ============

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2003


rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below.

The total operating expenses for the period on the Strategy Fund will not exceed 2.00% for Class A and 2.75% for Class C, and for the Eagle and Liberty Funds will not exceed 2.25% for Class A and 3.00% for Class C. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.

During the year ended February 28, 2003, the Advisor did not recoup any waived or reimbursed expenses.

At February 28, 2003, the balance of recoupable expenses for each Fund was as follows:

                                      2004        2005        2006       Total
                                    --------    --------    --------   --------
Eagle Fund ........................   93,730      41,192     67,247     202,169
Liberty Fund ......................   68,994     131,209     76,822     277,025

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan for Class A shares permits the Funds to reimburse the Advisor, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares. The Plan for Class C shares permits the Funds to reimburse the Distributor an annual fee not to exceed 0.75% of the average daily net assets of the Class C shares. In addition, the Plan for Class C shares permits the Funds to reimburse the Distributor for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class C shares. For the year ended February 28, 2003, the Strategy Fund reimbursed the Distributor $1,280,131, ($202,326 for Class A and $1,077,805 for Class C), the Eagle Fund reimbursed the Distributor $304,329, ($55,053 for Class A and $249,276 for Class
C) and the Liberty Fund reimbursed the Distributor $155,721, ($32,740 for Class A and $122,981 for Class C) for distribution and servicing expenses incurred.

Strategy, Eagle and Liberty Funds Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with each Fund's current prospectus. For the year ended February 28, 2003, sales charges received by Kelmoore Investment Company, as the Funds' distributor, were as follows:

Strategy Fund .....................................................    $118,359
Eagle Fund ........................................................      73,422
Liberty Fund ......................................................      43,440

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody administration services.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor, a registered broker-dealer ("Kelmoore"), in accordance with procedures adopted by the Trustees. The Funds will not deal with Kelmoore (or any affiliate) in any transaction in which Kelmoore (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. As of February 28, 2003, the Funds have paid $7,769,450, $1,833,677 and $624,171 for the

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2003


Strategy, Eagle and Liberty Funds, respectively, in brokerage commissions to Kelmoore. Pershing(R) acts as the clearing broker for the Funds' transactions and is compensated by Kelmoore for these services. Pershing(R) is not affiliated with Kelmoore.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $8,000, payable in quarterly installments, and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.

NOTE 4 - TAX DISCLOSURE

For federal income tax purposes, the cost of securities owned at February 28, 2003 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at February 28, 2003 for the funds is as follows:

                              Federal        Net Unrealized     Appreciated       Depreciated
                              Tax Cost        Depreciation       Securities        Securities
                           ------------      ------------      ------------       ------------
Strategy Fund .........    $179,573,632      $(23,800,857)     $  2,138,181       $(25,939,038)
Eagle Fund ............      63,386,468       (14,687,368)          518,841        (15,206,209)
Liberty Fund ..........      27,744,279        (4,031,955)          151,241         (4,183,196)

Differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax-deferral of losses on wash sales.

At February 28, 2003, the Funds had capital loss carryforwards for federal income tax purposes as follows:

Fund                  Capital Loss Carryforward     Year of Expiration
------------------    -------------------------     ------------------
Strategy .........         $(113,450,966)                  2010
                             (62,519,008)                  2011
Eagle ............           (15,154,727)                  2010
                             (12,523,236)                  2011
Liberty ..........            (5,393,892)                  2011

The tax character of dividends and distributions paid during the years ended February 28, 2003 and 2002 was as follows:

                                  STRATEGY FUND

                                2003      Per share       2002      Per share
                            ------------  ---------   -----------   ---------
Ordinary income ..........  $   213,600   $  0.0046   $ 2,728,964   $  0.0387
Long-term capital gain ...           --          --            --          --
Return of capital ........   16,135,595      0.3447    24,106,343      0.5004
                            -----------   ---------   -----------   ---------
Total ....................  $16,349,195   $  0.3493   $26,835,307   $  0.5391
                            ===========   =========   ===========   =========

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONCLUDED)                    FEBRUARY 28, 2003


                                   EAGLE FUND

                                 2003       Per share       2002       Per share
                              ----------    ---------    ----------    ---------
Ordinary income ............  $  114,207    $  0.0044    $  403,327    $  0.0223
Long-term capital gain .....          --           --            --           --
Return of capital ..........   7,463,620       0.2873     5,283,619       0.4774
                              ----------    ---------    ----------    ---------
Total ......................  $7,577,827    $  0.2917    $5,686,946    $  0.4997
                              ==========    =========    ==========    =========

                                  LIBERTY FUND

                                 2003       Per share       2002       Per share
                              ----------    ---------    ----------    ---------
Ordinary income ............  $1,664,578    $  0.3921    $  940,328    $  0.9874
Long-term capital gain .....          --           --        65,310       0.0356
Return of capital ..........     699,199       0.1646            --           --
                              ----------    ---------    ----------    ---------
Total ......................  $2,363,777    $  0.5567    $1,005,638    $  1.0230
                              ==========    =========    ==========    =========

As of February 28, 2003, the components of Distributable Earnings/(Accumulated Losses) on a tax basis are as follows:

                                                                        Strategy Fund        Eagle Fund        Liberty Fund
                                                                        --------------      -------------      ------------
Undistributed ordinary income/(loss) ...............................    $      (15,750)     $         (98)     $         --
Tax straddle deferrals .............................................          (548,120)          (252,426)             (416)
Capital loss carryforwards .........................................      (175,969,974)       (27,677,963)       (5,393,892)
Unrealized appreciation/(depreciation) on option contracts .........          (481,881)           227,752           (68,160)
Unrealized depreciation ............................................       (23,800,857)       (14,687,368)       (4,031,955)
                                                                        --------------      -------------      ------------
Total Distributable Earnings/(Accumulated Losses) ..................    $ (200,816,582)     $ (42,390,103)     $ (9,494,423)
                                                                        ==============      =============      ============

NOTE 5 - RECLASSIFICATIONS

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of February 28, 2003, the reclassifications were as follows:

                                       Increase/(Decrease)   Increase/(Decrease)
                 Increase/(Decrease)      Undistributed         Accumulated
                       Paid-in            Net Investment         Realized
                       Capital            Income/(Loss)        Gain/(Loss)
                    ------------          ------------         ------------
Strategy Fund ....  $(20,063,738)         $  2,677,916         $ 17,385,822
Eagle Fund .......    (8,932,523)            1,048,659            7,883,864
Liberty Fund .....    (2,421,203)              366,957            2,054,246

The above relates to the recharacterization of short-term gain distributions into ordinary income, the overdistribution of short-term capital gains for tax purposes and the reclassification of net operating losses to paid-in capital.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of Kelmoore Strategic Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kelmoore Strategy(R) Fund, Kelmoore Strategy(R) Eagle Fund, and Kelmoore Strategy(R)Liberty Fund (constituting Kelmoore Strategic Trust, hereafter referred to as the "Trust") at February 28, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


PricewaterhouseCoopers LLP
San Francisco, California
April 9, 2003

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)


Information pertaining to the Trustees and executive officers* of Kelmoore Strategic Trust is set forth below. The statement of additional information
(SAI) includes additional information about the Funds' Trustees and is available without charge, upon request, by calling (877) 328-9456.

                                                                                    Number of
                                                                                  Portfolios in
                              Term of Office                                      Fund Complex           Other Directorships/
Name, Age, Address and         and Length of       Principal Occupation(s)         Overseen by             Trusteeships Held
Position(s) with Fund          Time Served(1)        During Past 5 Years             Trustee                  by Trustee(3)
---------------------------- ---------------- ---------------------------------- ---------------- ----------------------------------
                                                     DISINTERESTED TRUSTEES

Jeffrey Ira (48)             Since 1999       Partner and Certified Public       Three             None
 2471 E. Bayshore Road                        Accountant, C.G. Uhlonberg LLP, a
 #501, Palo Alto, CA 94303                    certified public accounting firm,
Trustee                                       from May 1984 to present; and City
                                              Councilman, Redwood City, CA, from
                                              November 1997 to present.

Ignatius J. Panzica (59)     Since 1999       Self-Employed from November 1997   Three             None
 2471 E. Bayshore Road                        to present; Formerly, President
 #501, Palo Alto, CA 94303                    and Chief Executive Officer of
Trustee                                       Custom Chrome, Inc., a supplier of
                                              motorcar  parts and accessories,
                                              from May 1969 to November 1997.

Stephen W. Player (61)       Since 1999       Associate Director of Planned      Three             None
 2471 E. Bayshore Road                        Giving, Stanford University, from
 #501, Palo Alto, CA 94303                    August 2000 to present; Formerly,
Trustee                                       Attorney and Owner, Law Offices of
                                              Stephen W. Player, from March 1994
                                              to August 2000.

Kenneth D. Treece (58)       Since 1999       Chief Executive Officer, SBMC      Three             Director, Tiua, Inc., a company
 2471 E. Bayshore Road                        Corporation, a precision sheet                       selling home vacuum sealing
 #501, Palo Alto, CA 94303                    metal producer, from May 1996 to                     equipment.
Trustee                                       present; Formerly, Chief Executive
                                              Officer, The Gluers, a trade
                                              bindery, from August 1988 to
                                              August 1997.
                                                      INTERESTED TRUSTEES(2)
William H. Barnes (71)       Since 1999       President, Barnes, Stork &         Three             Director, Trinity Guardian
 2471 E. Bayshore Road                        Associates, a registered                             Foundation, a firm which manages
 #501, Palo Alto, CA 94303                    investment advisor, from March                       assets in support of local
Trustee                                       1975 to present.                                     charities, from January 1996 to
                                                                                                   present; Director, Church of the
                                                                                                   Pioneers Foundation, a firm which
                                                                                                   manages assets in support of a
                                                                                                   local church, from January 1985
                                                                                                   to present; and Director, Carmel
                                                                                                   Public Library Foundation, a firm
                                                                                                   raising funds in support of a
                                                                                                   local library, from July 1999 to
                                                                                                   present.

                                                                                    Number of
                                                                                  Portfolios in
                              Term of Office                                      Fund Complex           Other Directorships/
Name, Age, Address and         and Length of       Principal Occupation(s)         Overseen by             Trusteeships Held
Position(s) with Fund          Time Served(1)        During Past 5 Years             Trustee                  by Trustee(3)
---------------------------- ---------------- ---------------------------------- ---------------- ----------------------------------
Richard D. Stanley (70)      Since 1999       Corporate Trainer, Kelmoore        Three            None
 2471 E. Bayshore Road                        Investment Company, Inc., an
 #501, Palo Alto, CA 94303                    investment advisor, from
Chairman and Trustee                          September 2000 to present and
                                              President of Naranja, Inc., an
                                              investment and consulting
                                              corporation, from October 1994 to
                                              present. Vice President of
Matthew Kelmon (34)          Since 1999       Trading, Kelmoore Investment       Three            None
 2471 E. Bayshore Road                        Company, Inc., an investment
 #501, Palo Alto, CA 94303                    advisor, from April 1994 to
President and Chief                           present; Formerly, an Account
Executive Officer, Trustee                    Executive, M.L. Stern & Co., Inc.
                                              a bond dealer, from June 1993 to
                                              April 1994.
                                           EXECUTIVE OFFICER(S) WHO ARE NOT TRUSTEES
Tamara Beth Heiman (32)      Since 1999       Senior Executive Vice President    N/A              N/A
 2471 E. Bayshore Road                        and Director of Marketing,
 #501, Palo Alto, CA 94303                    Kelmoore Investment Company, Inc.,
Secretary and Treasurer                       an investment advisor, from March
                                              1999 to present; Formerly, Vice
                                              President of Investment Advisory
                                              Services, Josephthal & Co., a NYSE
                                              broker/dealer, from August 1997 to
                                              March 1999 and Vice President,
                                              Director of Asset Management,
                                              First Allied Securities, a
                                              national independent
                                              broker/dealer, from August 1994 to
                                              March 1999.

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1)Each Trustee holds office for life or until his/her successor is duly elected and qualified or the Trust terminates. Each officer holds office until his/her successor is elected and qualified.

(2)Messrs. Barnes, Stanley and Kelmon are considered "interested persons" of the Trust due to their affiliation with the Advisor.

(3)Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

DIVIDEND NOTICES (UNAUDITED)

February 28, 2003


Note the following information is required by section 854(b)(2) of the Internal Revenue Code.

                                                 PERCENTAGE OF ORDINARY DIVIDEND
                                                    INCOME QUALIFYING FOR THE
                                                      70% CORPORATE DIVIDEND
                                                        RECEIVED DEDUCTION
                                                 -------------------------------
Strategy Fund ...............................                   --
Eagle Fund ..................................                   --
Liberty Fund ................................                  5.43%

NOTE -- SHAREHOLDER VOTING RESULTS (UNAUDITED): A Special Meeting of Shareholders of Kelmoore Strategic Trust was held on December 3, 2002. The following represents the results of the proposals voted on:

PROPOSAL 1

To approve a change of the Kelmoore Strategy(R) Fund's classification from diversified to non-diversified (shareholders of the Kelmoore Strategy(R) Fund).

                 AFFIRMATIVE         AGAINST         ABSTAIN
                -------------      -----------    -----------
                  19,692,895        2,314,687      1,550,196

PROPOSAL 2


To approve a change of the Kelmoore Strategy(R) Eagle Fund's classification from diversified to non-diversified (shareholders of the Kelmoore Strategy(R) Eagle
Fund).

                 AFFIRMATIVE         AGAINST         ABSTAIN
                -------------      -----------    -----------
                  11,864,194        1,715,363      1,139,712

PROPOSAL 3

To approve a change of the Kelmoore Strategy(R) Liberty Fund's classification from diversified to non-diversified (shareholders of the Kelmoore Strategy(R) Liberty Fund).

                 AFFIRMATIVE         AGAINST         ABSTAIN
                -------------      -----------    -----------
                  1,957,170          122,176         99,707

                       This page left intentionally blank

FOR MORE INFORMATION






ADMINISTRATOR, TRANSFER AGENT AND       COUNSEL
FUND ACCOUNTING AGENT                   Sutherland Asbill & Brennan LLP
PFPC Inc.                               1275 Pennsylvania Avenue, NW
760 Moore Road                          Washington, D.C. 20004-2415
King of Prussia, PA 19406
(877) 328-9456                          INDEPENDENT ACCOUNTANTS
                                        PricewaterhouseCoopers LLP
CUSTODIAN                               333 Market Street
The Bank of New York                    San Francisco, CA 94105
48 Wall Street
New York, NY 10286


--------------------------------------------------------------------------------

KELMOORE STRATEGIC TRUST
2471 E. Bayshore Road, Suite 501
Palo Alto, CA 94303
(877) 328-9456


The Trust's SEC file no. is 811-9165








                        FOR ADDITIONAL INFORMATION ABOUT
                         THE KELMOORE STRATEGY(R) FUNDS
                                CALL 877-328-9456

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.